Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule Of Earnings From Continuing Operations Before Income Taxes
Earnings from continuing operations before income taxes for the years ended December 31 were as follows ($ in millions):

	2014	2013	2012
United States	$1,346.5	$1,565.7	$1,180.0
International	2,054.2	1,850.6	1,650.1
Total	$3,400.7	$3,416.3	$2,830.1

Schedule Of Provision For Income Taxes
The provision for income taxes from continuing operations for the years ended December 31 were as follows ($ in millions):

	2014	2013	2012
Current:
Federal U.S.	$253.1	$235.4	$231.8
Non-U.S.	370.9	246.4	194.0
State and local	33.8	67.6	31.3
Deferred:
Federal U.S.	220.0	258.3	180.7
Non-U.S.	(59.2)	13.8	1.2
State and local	39.0	4.2	9.8
Income tax provision	$857.6	$825.7	$648.8

Schedule Of Deferred Income Tax
Deferred income tax assets and liabilities, including those related to discontinued operations, as of December 31 were as follows ($ in millions):

	2014	2013
Deferred tax assets:
Allowance for doubtful accounts	$37.2	$26.1
Inventories	94.4	116.8
Pension and post-retirement benefits	363.0	298.3
Environmental and regulatory compliance	27.2	27.5
Other accruals and prepayments	331.0	297.5
Stock-based compensation expense	128.9	118.7
Tax credit and loss carryforwards	870.1	801.0
Other	—	2.9
Valuation allowances	(330.5)	(398.0)
Total deferred tax asset	1,521.3	1,290.8
Deferred tax liabilities:
Property, plant and equipment	(169.3)	(135.3)
Insurance, including self-insurance	(870.5)	(616.4)
Basis difference in LYONs	(18.3)	(57.2)
Goodwill and other intangibles	(2,225.4)	(2,086.9)
Unrealized gains on marketable securities	(72.9)	(104.5)
Total deferred tax liability	(3,356.4)	(3,000.3)
Net deferred tax liability	$(1,835.1)	$(1,709.5)

Reconciliation Of The Statutory Federal Income Tax Rate To The Effective Tax Rate
The effective income tax rate from continuing operations for the years ended December 31 varies from the U.S. statutory federal income tax rate as follows:

	Percentage of Pre-Tax Earnings
	2014	2013	2012
Statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in tax rate resulting from:
State income taxes (net of federal income tax benefit)	1.4	1.3	0.9
Foreign income taxed at lower rate than U.S. statutory rate	(13.8)	(10.2)	(14.6)
Resolution and expiration of statutes of limitation of uncertain tax positions	1.7	(2.5)	(1.1)
Research and experimentation credits and other	0.9	0.6	2.7
Effective income tax rate	25.2%	24.2%	22.9%

Reconciliation Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits, excluding amounts accrued for potential interest and penalties related to both continuing and discontinued operations, is as follows ($ in millions):

	2014	2013	2012
Unrecognized tax benefits, beginning of year	$689.0	$613.2	$518.3
Additions based on tax positions related to the current year	91.5	47.8	60.8
Additions for tax positions of prior years	172.5	166.9	94.7
Reductions for tax positions of prior years	(43.7)	(57.4)	(38.4)
Acquisitions and other	36.6	18.2	19.7
Lapse of statute of limitations	(36.3)	(96.1)	(20.7)
Settlements	(149.7)	(3.8)	(23.2)
Effect of foreign currency translation	(31.4)	0.2	2.0
Unrecognized tax benefits, end of year	$728.5	$689.0	$613.2